Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument, Unamortized Discount (Premium), Net	$ 52,285	$ 69,714	$ 0
Preferred Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized		25,000,000	25,000,000
Common Stock, Par or Stated Value Per Share		$ 0.01	$ 0.01
Common Stock, Shares Authorized		3,000,000,000	3,000,000,000
Common Stock, Shares, Outstanding	141,146,345	140,186,096
Common Stock, Shares, Issued		140,186,096	132,565,226
Treasury Stock, Preferred, Shares			1
Series A Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	1	1	1
Preferred Stock, Shares Outstanding	1	1	0
Preferred Stock, Shares Issued	1	1
Preferred Stock, Value, Issued
Treasury Stock, Preferred, Shares			1
Series C Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share		$ 0.001
Preferred Stock, Shares Authorized		2,000
Preferred Stock, Shares Outstanding	503	0
Preferred Stock, Value, Issued	$ 1